Federated International Growth Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.1%
		Argentina—3.1%
533	[1]	Globant SA	$60,234
131	[1]	Mercadolibre, Inc.	80,700
		TOTAL	140,934
		Australia—1.1%
1,003	[1]	Afterpay Ltd.	22,031
2,090		Appen Ltd.	28,629
		TOTAL	50,660
		Brazil—2.6%
10,339		BK Brasil Operacao e Assessoria a Restaurantes SA	33,870
4,302		Notre Dame Intermedica Participacoes S.A.	60,828
637	[1]	StoneCo Ltd.	25,410
		TOTAL	120,108
		Canada—3.7%
1,521		Agnico Eagle Mines Ltd.	72,293
267		Canadian National Railway Co.	22,671
336	[1]	Lululemon Athletica Inc.	73,050
		TOTAL	168,014
		China—10.3%
756	[1]	Alibaba Group Holding Ltd., ADR	157,248
616	[1]	Pinduoduo, Inc., ADR	22,041
8,631		Ping An Insurance (Group) Co. of China Ltd.	96,615
3,053		Tencent Holdings Ltd.	150,590
3,018	[1]	WuXi PharmaTech, Inc.	44,001
		TOTAL	470,495
		Denmark—1.3%
1,091		GN Store Nord AS	61,381
		Egypt—1.9%
12,527		Commercial International Bank Egypt	66,159
39,203		Juhayna Food Industries	20,037
		TOTAL	86,196
		Finland—1.3%
1,478		Neste Oyj	58,372
		France—5.7%
228		Dassault Systemes SA	36,024
192		LVMH Moet Hennessy Louis Vuitton SA	79,215
2,944	[1]	Solutions 30 SE	32,855
206		Teleperformance	50,290
782	[1]	Worldline SA	60,493
		TOTAL	258,877
		Germany—6.8%
92		Adidas AG	25,633
1,296	[1]	Evotec SE	31,114
70		Rational AG	47,051
636		SAP SE, ADR	78,590
552		VIB Vermoegen AG	18,329
603		Wirecard AG	77,313

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
735	[1]	Zalando SE	$32,190
		TOTAL	310,220
		Hong Kong—1.6%
7,540		AIA Group Ltd.	72,923
		Hungary—0.9%
964		OTP Bank RT	41,995
		India—1.6%
939		HDFC Bank Ltd., ADR	51,504
1,116		Reliance Industries Ltd.	20,694
		TOTAL	72,198
		Ireland—2.0%
349	[1]	ICON PLC	54,465
584		Kingspan Group PLC	36,983
		TOTAL	91,448
		Israel—1.2%
291	[1]	CyberArk Software Ltd.	30,468
179	[1]	Solaredge Technologies, Inc.	22,325
		TOTAL	52,793
		Italy—1.0%
5,689		Davide Campari - Milano SpA	47,403
		Japan—14.5%
1,869		Asahi Intecc Co. Ltd.	45,505
896		Daiichi Sankyo Co. Ltd.	54,542
609		Hoya Corp.	53,974
300		Kao Corp.	21,833
227		Keyence Corp.	73,236
1,138		Lasertec Corp.	51,600
1,378		M3, Inc.	35,442
1,275		Murata Manufacturing Co. Ltd.	68,432
533		Nidec Corp.	62,760
1,566		Nihon M&A Center, Inc.	46,752
120		Nintendo Co. Ltd.	40,946
2,315		Olympus Corp.	41,871
156		SMC Corp.	61,876
		TOTAL	658,769
		Kenya—1.8%
77,867		Equity Group Holdings Ltd.	34,803
164,574		Safaricom Ltd.	45,196
		TOTAL	79,999
		Netherlands—2.2%
312		ASML Holding N.V., ADR	86,333
322		CSM NV	11,714
		TOTAL	98,047
		Norway—2.7%
29,578	[1]	NEL ASA	32,290
1,798		Norway Royal Salmon AS	41,758
1,551		Tomra Systems ASA	49,360
		TOTAL	123,408
		Philippines—0.6%
38,492		Ayala Land, Inc.	29,554

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Poland—0.8%
935	[1]	Dino Polska SA	$34,320
		Qatar—0.8%
7,347		Qatar National Bank	37,626
		Russia—0.9%
987	[1]	Yandex NV	40,082
		Singapore—2.7%
2,454		DBS Group Holdings Ltd.	42,853
27,006		Singapore Technologies Engineering Ltd.	81,647
		TOTAL	124,500
		South Korea—3.7%
611		Kakao Corp.	88,233
315		Samsung SDI Co. Ltd.	78,722
		TOTAL	166,955
		Spain—1.7%
2,431		Grifols SA	78,250
		Sweden—3.4%
4,285	[1]	Medicover AB	50,622
1,534		MIPS AB	34,935
168	[1]	Spotify Technology SA	23,036
2,804		Vitrolife AB	47,914
		TOTAL	156,507
		Switzerland—7.6%
31		Barry Callebaut AG	64,139
994		Nestle S.A.	102,985
314		Roche Holding AG	102,346
300	[1]	TEMENOS Group AG	43,179
216		Vifor Pharma AG	36,109
		TOTAL	348,758
		Taiwan—1.0%
5,186		Win Semiconductors Corp.	45,559
		Thailand—0.5%
464	[1]	Sea Ltd., ADR	20,908
		United Arab Emirates—0.2%
1,765		NMC Health PLC	11,154
		United Kingdom—7.0%
2,011		Ashtead Group PLC	62,947
1,625		AstraZeneca PLC, ADR	71,175
4,761		Burford Capital Ltd.	33,147
2,187		Clinigen Group PLC	20,231
1,485		Compass Group PLC	32,604
11,977		Countryside Properties PLC	73,028
4,328	[1]	Trainline PLC	26,325
		TOTAL	319,457
		Vietnam—0.9%
11,720		Vinhomes Joint Stock Company	40,879
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,339,997)	4,518,749

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—1.7%
78,842	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[2] (IDENTIFIED COST $78,867)	$78,874
	TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $3,418,864)	4,597,623
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[3]	(38,705)
	TOTAL NET ASSETS—100%	$4,558,918
Affiliated fund holdings are investment companies which are managed by the Adviser, PNC Capital Advisors, LLC (the former Adviser) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
	PNC Government Money Market Fund, Class I Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 5/31/2019	167,535	—	167,535
Purchases/Additions	661,479	850,211	1,511,690
Sales/Reductions	(829,014)	(771,369)	(1,600,383)
Balance of Shares Held 2/29/2020	—	78,842	78,842
Value	$—	$78,874	$78,874
Change in Unrealized Appreciation/Depreciation	NA	$7	$7
Net Realized Gain/(Loss)	NA	$13	$13
Dividend Income	$1,321	$494	$1,815
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustee.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustee have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$1,173,427	$3,345,322	$—	$4,518,749
Investment Company	78,874	—	—	78,874
TOTAL SECURITIES	$1,252,301	$3,345,322	$—	$4,597,623
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt